Schedule of Investments (unaudited)
August 31, 2026
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 Western Asset High Yield Opportunity Fund Inc.

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 87.6%
Communication Services — 16.6%
Diversified Telecommunication Services — 4.4%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	1,380,000	$840,527 (a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	1,580,000	959,916 (a)
Altice France Lux 3/Altice Holdings 1, Senior Notes	10.000%	1/15/33	936,000	912,920 (a)
Altice France SA, Senior Secured Notes	6.500%	4/15/32	1,051,830	1,023,767 (a)
Altice France SA, Senior Secured Notes	6.875%	7/15/32	221,036	216,963 (a)
Galaxy Helios Data Centers II LLC, Senior Secured Notes	9.875%	8/1/31	960,000	951,516 (a)
Level 3 Financing Inc., Senior Notes	8.500%	1/15/36	670,000	701,166 (a)
WULF Compute LLC, Senior Secured Notes	7.750%	10/15/30	380,000	395,047 (a)
Yondr JK 1 LLC, Senior Secured Notes	6.875%	6/30/31	380,000	356,324 (a)
Total Diversified Telecommunication Services				6,358,146
Entertainment — 1.0%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	990,000	398,475 (a)
Discovery Global Holdings Inc., Senior Notes	5.050%	3/15/42	830,000	605,551
Discovery Global Holdings Inc., Senior Notes	5.141%	3/15/52	80,000	54,000
OAK-Eagle Acquireco Inc., Senior Notes	8.750%	7/1/34	90,000	95,575 (a)
OAK-Eagle Acquireco Inc., Senior Secured Notes	7.250%	7/1/33	190,000	197,725 (a)
Pioneer Opco LLC, Senior Secured Notes	7.000%	5/15/33	160,000	162,984 (a)
Total Entertainment				1,514,310
Media — 7.7%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.375%	2/1/36	1,660,000	1,606,049 (a)
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	7.125%	2/15/31	390,000	402,460 (a)
DirecTV Financing LLC, Senior Secured Notes	8.875%	2/1/30	620,000	635,063 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	10.000%	2/15/31	230,000	243,530 (a)
DISH DBS Corp., Senior Notes	7.375%	7/1/28	1,360,000	1,340,552 *(b)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	810,000	798,603 *(a)(b)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	4,405,100	4,763,267
Getty Images Inc., Senior Secured Notes	11.250%	2/21/30	80,000	58,967 (a)
Gray Media Inc., Senior Secured Notes	7.500%	9/15/34	400,000	399,793 (a)
Nexstar Media Inc., Senior Secured Notes	6.500%	9/15/33	430,000	432,158 (a)
Sirius XM Radio LLC, Senior Notes	3.875%	9/1/31	260,000	237,109 (a)
Versant Media Group Inc., Senior Secured Notes	7.250%	1/30/31	290,000	300,907 (a)
Total Media				11,218,458
Wireless Telecommunication Services — 3.5%
CSC Holdings LLC, Senior Notes	11.250%	5/15/28	1,180,000	658,665 (a)
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	1,130,000	627,096 (a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	240,000	127,492 (a)
CSC Holdings LLC, Senior Notes	5.750%	1/15/30	1,610,000	342,125 (a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	850,000	449,013 (a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,148,000	2,238,796
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	130,000	150,781
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.250%	1/31/31	260,000	210,853 (a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	340,000	276,109 (a)
Total Wireless Telecommunication Services				5,080,930

Total Communication Services				24,171,844
See Notes to Schedule of Investments.

Western Asset High Yield Opportunity Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset High Yield Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Discretionary — 17.5%
Automobile Components — 3.5%
American Axle & Manufacturing Inc., Senior Notes	7.750%	10/15/33	660,000	$663,444 (a)
Clarios Global LP/Clarios US Finance Co., Senior Secured Notes	6.750%	2/15/30	520,000	534,882 (a)
Dexko Global Inc., Senior Notes	7.500%	4/15/32	978,500	822,129 (a)
Garrett Motion Holdings Inc./Garrett LX I Sarl, Senior Notes	7.750%	5/31/32	230,000	239,411 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	810,000	837,138 (a)
ZF North America Capital Inc., Senior Notes	7.500%	3/24/31	380,000	389,851 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	1,630,000	1,634,792 (a)
Total Automobile Components				5,121,647
Automobiles — 1.6%
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	2,930,000	2,296,388 (a)
Diversified Consumer Services — 0.7%
Carriage Services Inc., Senior Notes	4.250%	5/15/29	340,000	325,962 (a)
Service Corp. International, Senior Notes	7.500%	4/1/27	740,000	752,148
Total Diversified Consumer Services				1,078,110
Hotels, Restaurants & Leisure — 7.3%
Carnival Ltd., Senior Notes	1.000%	10/28/29	1,310,000 EUR	1,406,475
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,310,000	1,241,458 (a)
Gaia Purchaser Inc., Senior Secured Notes	7.625%	7/15/33	200,000	204,322 (a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	670,000	651,601 (a)
Melco Resorts Finance Ltd., Senior Notes	6.500%	9/24/33	200,000	194,330 (a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	1,239,000	1,290,594 (a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	20,000	20,180 (a)
Pinnacle Bidco PLC, Senior Secured Notes	10.000%	10/11/28	500,000 GBP	699,063 (a)
Rivers Enterprise Borrower LLC, Senior Secured Notes	6.250%	10/15/30	580,000	588,122 (a)
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	1,720,000	1,805,591 (a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	60,000	60,146 (a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	880,000	876,925 (a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	700,000	684,567 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	920,000	966,385 (a)
Total Hotels, Restaurants & Leisure				10,689,759
Household Durables — 0.5%
Dream Finders Homes Inc., Senior Notes	6.875%	9/15/30	430,000	422,768 (a)
Newell Brands Inc., Senior Notes	8.500%	6/1/28	220,000	229,462 (a)
Total Household Durables				652,230
Specialty Retail — 3.9%
Gee Automotive Holdings LLC, Senior Notes	7.250%	3/1/31	360,000	363,647 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	1,090,000	1,154,272 (a)
Michaels Cos. Inc., Secured Notes	11.000%	3/15/34	1,410,000	1,369,673 (a)
Michaels Cos. Inc., Senior Secured Notes	8.500%	3/15/33	220,000	217,940 (a)
Petco Health & Wellness Co. Inc., Senior Secured Notes	8.250%	2/1/31	880,000	894,623 (a)
PetSmart LLC/PetSmart Finance Corp., Senior Notes	10.000%	9/15/33	400,000	399,754 (a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	4/1/32	740,000	757,166
See Notes to Schedule of Investments.

Western Asset High Yield Opportunity Fund Inc. 2026 Quarterly Report

 Western Asset High Yield Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Specialty Retail — continued
Upbound Group Inc., Senior Notes	6.375%	2/15/29	530,000	$527,868 (a)
Total Specialty Retail				5,684,943

Total Consumer Discretionary				25,523,077
Consumer Staples — 0.8%
Food Products — 0.8%
TKC Holdings Inc., Senior Secured Notes	8.500%	8/15/30	1,130,000	1,178,416 (a)

Energy — 11.7%
Energy Equipment & Services — 1.2%
Beusa Investments LLC, Senior Notes	7.000%	8/1/31	340,000	340,613 (a)
Nabors Industries Inc., Senior Notes	8.875%	8/15/31	770,000	806,058 (a)
Oceaneering International Inc., Senior Notes	6.875%	7/15/34	270,000	278,795 (a)
WBI Operating LLC, Senior Notes	6.500%	10/15/33	400,000	401,458 (a)
Total Energy Equipment & Services				1,826,924
Oil, Gas & Consumable Fuels — 10.5%
Chord Energy Corp., Senior Notes	6.000%	10/1/30	180,000	182,215 (a)
Chord Energy Corp., Senior Notes	6.750%	3/15/33	750,000	767,247 (a)
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	1,380,000	1,410,083 (a)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	990,000	801,960
Granite Ridge Resources Inc., Senior Notes	8.875%	11/5/29	930,000	911,146 (a)
Howard Midstream Energy Partners LLC, Senior Notes	6.625%	1/15/34	350,000	353,164 (a)
Northern Oil & Gas Inc., Senior Notes	7.875%	10/15/33	480,000	494,034 (a)
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	540,000	548,761
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	560,000	486,363 (a)
Rockies Express Pipeline LLC, Senior Notes	6.750%	3/15/33	10,000	10,204 (a)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	570,000	599,883 (a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	180,000	179,964 (a)
Saturn Oil & Gas Inc., Senior Notes	8.500%	7/30/31	590,000	612,789 (a)
Summit Midstream Holdings LLC, Senior Secured Notes	8.625%	10/31/29	150,000	156,386 (a)
Sunoco LP, Junior Subordinated Notes (7.875% to 9/18/30 then 5 year Treasury Constant Maturity Rate + 4.230%)	7.875%	9/18/30	786,000	810,946 (a)(c)(d)
Sunoco LP, Senior Notes	5.625%	3/15/31	270,000	268,292 (a)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	1,330,000	1,348,828 (a)(c)(d)
Venture Global LNG Inc., Senior Secured Notes	7.000%	1/15/30	270,000	277,978 (a)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	240,000	255,944 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.500%	6/15/34	100,000	103,453 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	460,000	511,816 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	290,000	305,418 (a)
Vermilion Energy Inc., Senior Notes	6.875%	5/1/30	390,000	392,756 (a)
Vermilion Energy Inc., Senior Notes	7.250%	2/15/33	160,000	160,562 (a)
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	180,000	173,768
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	540,000	460,172
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	920,000	776,466
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	330,000	362,615
See Notes to Schedule of Investments.

Western Asset High Yield Opportunity Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset High Yield Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,620,000	$1,546,438
Total Oil, Gas & Consumable Fuels				15,269,651

Total Energy				17,096,575
Financials — 7.6%
Banks — 2.9%
Banco Santander SA, Junior Subordinated Notes (7.250% to 6/3/36 then 5 year Treasury Constant Maturity Rate + 2.837%)	7.250%	12/3/35	600,000	604,315 (c)(d)
BNP Paribas SA, Junior Subordinated Notes (7.200% to 4/17/36 then 5 year Treasury Constant Maturity Rate + 2.942%)	7.200%	4/17/36	710,000	701,275 (a)(c)(d)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	810,000	847,106 (a)(c)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	2,030,000	2,155,519 (c)(d)
Total Banks				4,308,215
Capital Markets — 0.8%
Credit Suisse AG AT1 Claim	—	—	6,220,000	0 *(e)(f)(g)
StoneX Escrow Issuer LLC, Secured Notes	6.875%	7/15/32	140,000	142,436 (a)
StoneX Group Inc., Secured Notes	7.875%	3/1/31	370,000	385,398 (a)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	540,000	577,947 (a)(c)(d)
Total Capital Markets				1,105,781
Consumer Finance — 0.8%
EZCORP Inc., Senior Notes	7.375%	4/1/32	360,000	375,207 (a)
Midcap Financial Issuer Trust, Junior Subordinated Notes (3 mo. Term SOFR + 3.750%)	7.503%	1/15/56	760,000	763,058 (a)(d)
Total Consumer Finance				1,138,265
Financial Services — 1.2%
Capstone Borrower Inc., Senior Secured Notes	8.000%	6/15/30	140,000	136,645 (a)
Rocket Cos. Inc., Senior Notes	6.500%	6/15/34	340,000	345,606 (a)
VFH Parent LLC/Valor Co-Issuer Inc., Senior Secured Notes	7.500%	6/15/31	370,000	383,103 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	910,000	880,011 (a)
Total Financial Services				1,745,365
Insurance — 1.1%
Acrisure LLC/Acrisure Finance Inc., Senior Secured Notes	6.750%	7/1/32	150,000	128,184 (a)
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	740,000	732,230 (a)
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	780,000	776,594 (a)
Total Insurance				1,637,008
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Arbor Realty SR Inc., Senior Notes	8.500%	12/15/28	730,000	725,341 (a)
See Notes to Schedule of Investments.

Western Asset High Yield Opportunity Fund Inc. 2026 Quarterly Report

 Western Asset High Yield Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Mortgage Real Estate Investment Trusts (REITs) — continued
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	370,000	$381,734 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				1,107,075

Total Financials				11,041,709
Health Care — 7.7%
Health Care Providers & Services — 4.8%
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	690,000	662,594 (a)
CHS/Community Health Systems Inc., Secured Notes	6.125%	4/1/30	170,000	145,451 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	4.750%	2/15/31	1,460,000	1,331,008 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	1,328,000	1,410,824 (a)
HCA Inc., Senior Notes	7.500%	11/15/95	1,000,000	1,028,385
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	10,000	10,526 (a)
LifePoint Health Inc., Senior Secured Notes	7.000%	5/1/34	350,000	329,309 (a)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	370,000	385,372 (a)
TEAM Services Holding Inc., Senior Secured Notes	9.000%	2/15/33	340,000	354,997 (a)
Tenet Healthcare Corp., Senior Notes	6.125%	10/1/28	882,000	883,225
Tenet Healthcare Corp., Senior Notes	6.875%	11/15/31	250,000	265,750
U.S. Renal Care Inc., Senior Secured Notes	10.625%	6/28/28	161,000	151,340 (a)
Total Health Care Providers & Services				6,958,781
Pharmaceuticals — 2.9%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	1,178,000	1,227,064 (a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	140,000	115,675 (a)
Bausch Health Cos. Inc., Senior Secured Notes	4.875%	6/1/28	294,000	280,586 (a)
Gainwell Acquisition Corp., Senior Secured Notes	9.000%	9/1/31	250,000	260,565 (a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	1,610,000	1,611,752
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	920,000	678,613
Total Pharmaceuticals				4,174,255

Total Health Care				11,133,036
Industrials — 10.7%
Aerospace & Defense — 1.2%
Bombardier Inc., Senior Notes	7.250%	7/1/31	1,360,000	1,423,311 (a)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	370,000	382,834 (a)
Total Aerospace & Defense				1,806,145
Air Freight & Logistics — 0.3%
GB AIT Buyer Inc., Senior Notes	8.750%	4/30/34	450,000	458,597 (a)
Building Products — 0.2%
Masterbrand Inc., Senior Notes	7.000%	7/15/32	230,000	230,051 (a)
Commercial Services & Supplies — 3.9%
CoreCivic Inc., Senior Notes	8.250%	4/15/29	1,420,000	1,474,637
GEO Group Inc., Senior Notes	10.250%	4/15/31	690,000	742,648
GEO Group Inc., Senior Secured Notes	8.625%	4/15/29	360,000	374,552
Madison IAQ LLC, Senior Notes	5.875%	6/30/29	560,000	559,256 (a)
Neptune Bidco US Inc., Senior Secured Notes	10.375%	5/15/31	750,000	788,617 (a)
Neptune Bidco US Inc., Senior Secured Notes	9.500%	2/15/33	210,000	215,878 (a)
RB Global Holdings Inc., Senior Notes	7.750%	3/15/31	350,000	362,087 (a)
RR Donnelley & Sons Co., Secured Notes	10.875%	8/1/29	100,000	103,759 (a)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	940,000	980,145 (a)
Total Commercial Services & Supplies				5,601,579
See Notes to Schedule of Investments.

Western Asset High Yield Opportunity Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset High Yield Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Construction & Engineering — 0.7%
Arcosa Inc., Senior Notes	6.875%	8/15/32	210,000	$217,629 (a)
Tutor Perini Corp., Senior Notes	6.625%	7/15/33	740,000	746,920 (a)
Total Construction & Engineering				964,549
Ground Transportation — 1.0%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	1,460,000	1,463,556 (a)
Machinery — 0.7%
Columbus McKinnon Corp., Senior Secured Notes	7.125%	2/1/33	160,000	161,998 (a)
Park-Ohio Industries Inc., Senior Secured Notes	8.500%	8/1/30	510,000	538,105 (a)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	380,000	380,898
Total Machinery				1,081,001
Passenger Airlines — 0.8%
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	670,000	676,839 (a)
JetBlue Airways Corp./JetBlue Loyalty LP, Senior Secured Notes	9.875%	9/20/31	610,000	524,364 (a)
Total Passenger Airlines				1,201,203
Trading Companies & Distributors — 1.9%
ADI Global Distribution Funding LLC, Senior Notes	7.125%	7/15/34	160,000	165,442 (a)
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	570,000	593,433 (a)
EquipmentShare.com Inc., Secured Notes	8.000%	3/15/33	540,000	554,492 (a)
EquipmentShare.com Inc., Secured Notes	7.125%	7/1/34	320,000	315,329 (a)
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	250,000	258,805 (a)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	500,000	517,507 (a)
QXO Building Products Inc., Senior Notes	6.875%	7/15/34	290,000	293,599 (a)
Total Trading Companies & Distributors				2,698,607

Total Industrials				15,505,288
Information Technology — 5.7%
Communications Equipment — 0.5%
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	750,000	785,229 (a)
IT Services — 2.2%
APLD ComputeCo 3 LLC, Senior Secured Notes	7.000%	6/15/31	520,000	501,307 (a)
APLD ComputeCo LLC, Senior Secured Notes	9.250%	12/15/30	760,000	802,056 (a)
Core Scientific Finance I LLC, Senior Secured Notes	7.750%	5/15/31	920,000	893,249 (a)
CoreWeave Inc., Senior Notes	9.000%	2/1/31	790,000	709,610 (a)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	6.750%	8/15/32	370,000	365,712 (a)
Total IT Services				3,271,934
Semiconductors & Semiconductor Equipment — 0.3%
Qnity Electronics Inc., Senior Notes	6.250%	8/15/33	450,000	453,532 (a)
Software — 2.4%
Cloud Software Group LLC, Secured Notes	9.000%	9/30/29	220,000	220,768 (a)
Cloud Software Group LLC, Senior Secured Notes	8.250%	6/30/32	2,330,000	2,283,508 (a)
Cloud Software Group LLC, Senior Secured Notes	6.625%	8/15/33	270,000	245,048 (a)
Fair Isaac Corp., Senior Notes	6.250%	9/15/34	340,000	332,929 (a)
Oracle Corp., Senior Notes	6.000%	8/3/55	420,000	338,568
Total Software				3,420,821
See Notes to Schedule of Investments.

Western Asset High Yield Opportunity Fund Inc. 2026 Quarterly Report

 Western Asset High Yield Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Technology Hardware, Storage & Peripherals — 0.3%
Black Pearl Compute LLC, Senior Secured Notes	6.125%	2/15/31	140,000	$140,265 (a)
Diebold Nixdorf Inc., Senior Secured Notes	7.750%	3/31/30	220,000	230,130 (a)
Total Technology Hardware, Storage & Peripherals				370,395

Total Information Technology				8,301,911
Materials — 5.0%
Chemicals — 1.3%
ARC Falcon I Inc./Arclin USA LLC/New Arclin US Holding Corp., Senior Secured Notes	9.750%	3/1/33	980,000	983,144 (a)
Celanese US Holdings LLC, Senior Notes	7.000%	2/15/31	160,000	164,549
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	600,000	545,022 (a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	220,000	186,395 (h)
Total Chemicals				1,879,110
Containers & Packaging — 0.5%
Canpack SA/Canpack US LLC, Senior Notes	3.875%	11/15/29	810,000	768,144 (a)
Metals & Mining — 3.2%
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	370,000	375,942 (a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	1,000,000	1,041,421 (a)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	1,180,000	1,231,572 (a)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	320,000	328,616 (a)
First Quantum Minerals Ltd., Senior Notes	6.375%	2/15/36	410,000	400,041 (a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,120,000	1,052,732
WS Escrow LLC, Senior Secured Notes	7.750%	6/1/33	220,000	229,199 (a)
Total Metals & Mining				4,659,523

Total Materials				7,306,777
Real Estate — 3.4%
Diversified REITs — 1.1%
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	310,000	304,721
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	3.692%	6/5/28	100,000 GBP	113,831
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	640,000	489,220
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, Senior Notes	8.625%	6/15/32	690,000	709,644 (a)
Total Diversified REITs				1,617,416
Health Care REITs — 0.4%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	346,000	316,338
Diversified Healthcare Trust, Senior Secured Notes	7.250%	10/15/30	320,000	328,220 (a)
Total Health Care REITs				644,558
Real Estate Management & Development — 0.9%
Add Hero Holdings Ltd., Senior Secured Notes	8.500%	9/30/29	108,284	596 *(b)(h)
Add Hero Holdings Ltd., Senior Secured Notes	9.000%	9/30/30	88,190	485 *(b)(h)
Add Hero Holdings Ltd., Senior Secured Notes	9.800%	9/30/31	116,412	640 *(b)(h)
China Aoyuan Group Ltd., Senior Notes, Step bond (0.000% to 9/30/31 then 1.000%)	0.000%	3/30/2173	152,810	1,146 (c)(h)
China Aoyuan Group Ltd., Senior Secured Notes (5.500% PIK)	5.500%	9/30/31	43,750	328 (h)(i)
Country Garden Holdings Co. Ltd., Senior Secured Notes (2.500% Cash or 5.000% PIK)	5.000%	12/31/32	647,054	73,130 (h)(i)
See Notes to Schedule of Investments.

Western Asset High Yield Opportunity Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset High Yield Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Real Estate Management & Development — continued
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	210,000	$220,121 (a)
Five Point Operating Co. LP, Senior Notes	8.000%	10/1/30	930,000	955,681 (a)
Total Real Estate Management & Development				1,252,127
Specialized REITs — 1.0%
Iron Mountain Inc., Senior Notes	7.000%	2/15/29	510,000	519,377 (a)
Meridian Arc Holdco LLC, Senior Secured Notes	6.250%	4/30/31	180,000	171,242 (a)
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	610,000	619,022 (a)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	180,000	180,777 (a)
Total Specialized REITs				1,490,418

Total Real Estate				5,004,519
Utilities — 0.9%
Electric Utilities — 0.9%
Alpha Generation LLC, Senior Notes	6.750%	10/15/32	220,000	221,837 (a)
NRG Energy Inc., Senior Notes	6.000%	1/15/36	830,000	807,500 (a)
Talen Energy Supply LLC, Senior Notes	6.500%	2/1/36	250,000	245,476 (a)

Total Utilities				1,274,813
Total Corporate Bonds & Notes (Cost — $123,655,654)				127,537,965
Senior Loans — 6.6%
Communication Services — 0.7%
Entertainment — 0.7%
Discovery Global Holdings Inc., Initial Dollar Term Loan (1 mo. Term SOFR + 2.500%)	6.186%	6/3/33	480,577	482,153 (d)(j)(k)
OAK-Eagle Acquireco Inc., Term Loan B1 (3 mo. Term SOFR + 3.500%)	7.251%	8/4/33	480,000	485,400 (d)(j)(k)

Total Communication Services				967,553
Consumer Discretionary — 1.0%
Automobile Components — 0.4%
ABC Technologies Inc., Term Loan B	11.936-11.982%	1/2/40	543,339	528,397 (d)(e)(j)(k)
Diversified Consumer Services — 0.2%
WW International Inc., Take-Back Term Loan (3 mo. Term SOFR + 6.800%)	10.528%	6/24/30	366,787	262,026 (d)(j)(k)
Hotels, Restaurants & Leisure — 0.2%
Catawba Nation Gaming Authority, Initial Term Loan B	—	3/29/32	260,000	263,372 (l)
Specialty Retail — 0.2%
Petco Health & Wellness Co. Inc., 2026 Term Loan (3 mo. Term SOFR + 4.250%)	7.982%	2/3/31	349,125	349,462 (d)(j)(k)

Total Consumer Discretionary				1,403,257
Financials — 1.0%
Banks — 0.3%
Ascensus Group Holdings Inc., 2024 Term Loan B (1 mo. Term SOFR + 3.000%)	6.686%	11/24/32	489,615	483,700 (d)(j)(k)
Capital Markets — 0.1%
Edelman Financial Engines Center LLC, Term Loan B (1 mo. Term SOFR + 4.000%)	7.686%	12/1/31	120,000	120,792 (d)(j)(k)
Consumer Finance — 0.1%
Blackhawk Network Holdings Inc., Term Loan B2 (3 mo. Term SOFR + 3.500%)	7.232%	3/12/29	204,443	203,549 (d)(j)(k)
See Notes to Schedule of Investments.

Western Asset High Yield Opportunity Fund Inc. 2026 Quarterly Report

 Western Asset High Yield Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — 0.1%
Nexus Buyer LLC, Amendment No. 10 Term Loan (1 mo. Term SOFR + 4.000%)	7.686%	7/31/31	99,250	$98,428 (d)(j)(k)
Insurance — 0.4%
Acrisure LLC, 2024 Repricing Term Loan B6 (1 mo. Term SOFR + 3.000%)	6.686%	11/6/30	80,000	68,267 (d)(j)(k)
Asurion LLC, New Term Loan B14 (3 mo. Term SOFR + 3.750%)	7.573%	2/23/33	279,300	268,244 (d)(j)(k)
Broadstreet Partners Inc., 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	6.186%	6/13/31	228,967	225,953 (d)(j)(k)
Total Insurance				562,464

Total Financials				1,468,933
Health Care — 1.0%
Health Care Providers & Services — 0.8%
LifePoint Health Inc., Term Loan B (3 mo. Term SOFR + 3.750%)	7.503%	5/16/31	879,836	844,599 (d)(j)(k)
TEAM Services Holding Inc., Initial Term Loan (3 mo. Term SOFR + 5.250%)	8.982%	3/31/33	370,000	369,537 (d)(j)(k)
Total Health Care Providers & Services				1,214,136
Health Care Technology — 0.2%
AthenaHealth Group Inc., Fourth Amendment Term Loan (1 mo. Term SOFR + 3.250%)	6.936%	2/17/32	229,421	229,626 (d)(j)(k)

Total Health Care				1,443,762
Industrials — 0.5%
Electrical Equipment — 0.1%
Osmose Utilities Services Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 3.364%)	7.051%	6/23/28	129,321	129,240 (d)(j)(k)
Passenger Airlines — 0.3%
Spirit Airlines LLC, Contingent DIP Facility	—	11/17/26	828,642	232,020 *(b)(f)
Spirit Airlines LLC, Contingent DIP Facility Initial Term Loan	—	11/17/26	315,701	1,776 *(b)(f)
Spirit Airlines LLC, New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.644%	9/14/26	114,643	108,910 (d)(f)(i)(j)(k)
Spirit Airlines LLC, Second New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.644%	9/14/26	28,432	27,010 (d)(f)(i)(j)(k)
Spirit Airlines LLC, Third DIP New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.644%	9/14/26	56,154	53,347 (d)(f)(i)(j)(k)
Total Passenger Airlines				423,063
Professional Services — 0.1%
Accuris, Term Loan B	—	8/12/31	250,000	249,688 (f)(l)

Total Industrials				801,991
Information Technology — 2.2%
Semiconductors & Semiconductor Equipment — 1.3%
VCI Asset Holdings 1 LLC, Term Loan	10.000%	11/20/30	733,684	778,318 (j)(k)
VCI Asset Holdings 2 LLC, Initial Term Loan	7.375%	2/6/31	779,875	803,271 (f)(j)(k)
VCI Asset Holdings 3 LLC, Term Loan	6.875%	4/24/30	323,000	326,434 (j)(k)
Total Semiconductors & Semiconductor Equipment				1,908,023
Software — 0.9%
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	7.536%	10/8/28	189,010	174,047 (d)(j)(k)
See Notes to Schedule of Investments.

Western Asset High Yield Opportunity Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset High Yield Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Software — continued
CoreWeave Financing V LLC, Additional Delayed Draw Term Loan (1 mo. Term SOFR + 4.500%)	8.150%	11/15/31	150,000	$151,520 (d)(j)(k)(m)
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. Term SOFR + 7.000%)	10.686%	2/19/29	500,000	424,532 (d)(j)(k)
Modena Buyer LLC, Initial Term Loan (3 mo. Term SOFR + 4.250%)	8.073%	7/1/31	550,200	530,943 (d)(j)(k)
Total Software				1,281,042
Technology Hardware, Storage & Peripherals — 0.0%††
Vericast Corp., 2024 Extended Term Loan (3 mo. Term SOFR + 7.750%)	11.500%	6/14/30	31,573	31,415 (d)(j)(k)

Total Information Technology				3,220,480
Materials — 0.2%
Chemicals — 0.2%
Hexion Holdings Corp., 2024 Refinancing Term Loan (1 mo. Term SOFR + 4.000%)	7.688%	3/15/29	363,932	359,572 (d)(j)(k)
Metals & Mining — 0.0%††
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan (4.286% PIK)	4.286%	12/19/33	960,444	0 (d)(e)(f)(g)(i)(j)(k)

Total Materials				359,572
Total Senior Loans (Cost — $11,504,413)				9,665,548
Sovereign Bonds — 2.2%
Angola — 0.6%

Angolan Government International Bond, Senior Notes	8.000%	11/26/29	800,000	817,816 (a)
Argentina — 0.3%
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	44,470	35,643 (a)
Provincia de Cordoba, Senior Notes	6.875%	2/1/29	410,000	401,800 (a)
Total Argentina				437,443
Bahamas — 1.0%

Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	1,500,000	1,536,000 (a)
Dominican Republic — 0.3%
Dominican Republic International Bond, Senior Notes	13.625%	2/3/33	21,000,000 DOP	434,282 (h)

Total Sovereign Bonds (Cost — $2,726,415)				3,225,541
			Shares
Preferred Stocks — 0.7%
Financials — 0.7%
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
AGNC Investment Corp., Non Voting Shares (3 mo. Term SOFR + 4.959%)	8.712%		23,049	586,367 (d)
Chimera Investment Corp., Non Voting Shares (3 mo. Term SOFR + 5.005%)	8.737%		7,274	170,212 (d)
MFA Financial Inc., Non Voting Shares (3 mo. Term SOFR + 5.607%)	9.408%		13,294	313,472 (d)

Total Preferred Stocks (Cost — $1,072,218)				1,070,051
		Maturity Date	Face Amount†
Collateralized Mortgage Obligations(n) — 0.3%
LHOME Mortgage Trust, 2025-RTL1 M1 (Cost — $379,998)	7.023%	1/25/40	380,000	382,064 (a)(d)
See Notes to Schedule of Investments.

Western Asset High Yield Opportunity Fund Inc. 2026 Quarterly Report

 Western Asset High Yield Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security			Shares	Value
Common Stocks — 0.3%
Communication Services — 0.2%
Diversified Telecommunication Services — 0.2%
Altice France Luxco			11,367	$215,544 *

Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC			14,655	147 *(o)
Spirit Aviation Holdings Inc.			8,907	89 *

Total Industrials				236
Information Technology — 0.1%
Semiconductors & Semiconductor Equipment — 0.1%
VCI Asset Holdings 2 LLC			157,687	157,687 *(e)(f)

Materials — 0.0%††
Metals & Mining — 0.0%††
Arctic Canadian Diamond Co. Ltd.			906	0 *(e)(f)(g)

Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd.			38,203	195 *
Country Garden Holdings Co. Ltd.			5,250	127 *(e)

Total Real Estate				322
Total Common Stocks (Cost — $461,593)				373,789
	Rate	Maturity Date	Face Amount†
Convertible Bonds & Notes — 0.1%
Industrials — 0.1%
Aerospace & Defense — 0.1%
AeroVironment Inc., Senior Notes	0.000%	7/15/30	37,000	33,827
Voyager Technologies Inc., Senior Notes	0.750%	11/15/30	50,000	66,700 (a)

Total Industrials				100,527
Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd., Senior Notes	0.000%	9/30/28	13,656	103 (h)
Country Garden Holdings Co. Ltd., Senior Notes	0.000%	12/31/31	1,314,242	95,282 (h)

Total Real Estate				95,385
Total Convertible Bonds & Notes (Cost — $300,786)				195,912
		Expiration Date	Rights
Rights — 0.1%
Communication Services — 0.1%
Diversified Telecommunication Services — 0.1%
Altice France Luxco (Cost — $0)		—	3,913	60,791 *
			Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC		3/12/30	16,644	166 *(a)(e)(o)
Spirit Aviation Holdings Inc.		3/12/30	797	8 *(e)
See Notes to Schedule of Investments.

Western Asset High Yield Opportunity Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset High Yield Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security		Expiration Date	Warrants	Value
Warrants — continued
Passenger Airlines — continued
Spirit Aviation Holdings Inc.		3/12/30	33,991	$340 *(e)

Total Warrants (Cost — $679,506)				514
Total Investments before Short-Term Investments (Cost — $140,780,583)				142,512,175
	Rate		Shares
Short-Term Investments — 0.2%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $278,825)	3.616%		278,825	278,825 (p)(q)
Total Investments — 98.1% (Cost — $141,059,408)				142,791,000
Other Assets in Excess of Liabilities — 1.9%				2,835,033
Total Net Assets — 100.0%				$145,626,033

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	The coupon payment on this security is currently in default as of August 31, 2026.
(c)	Security has no maturity date. The date shown represents the next call date.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(f)	Security is valued using significant unobservable inputs (Note 1).
(g)	Value is less than $1.
(h)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Directors.

(i)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(l)	All or a portion of this loan has not settled as of August 31, 2026. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(m)
All or a portion of this loan is unfunded as of August 31, 2026. The interest rate for fully unfunded term loans is to be determined. At August 31, 2026, the total principal amount and market value of unfunded commitments totaled $84,968 and $85,829, respectively.

(n)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(o)	Restricted security (Note 3).
(p)	Rate shown is one-day yield as of the end of the reporting period.
(q)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2026, the total market value of investments in Affiliated Companies was $278,825 and the cost was $278,825 (Note 2).

See Notes to Schedule of Investments.

Western Asset High Yield Opportunity Fund Inc. 2026 Quarterly Report

 Western Asset High Yield Opportunity Fund Inc.
Abbreviation(s) used in this schedule:
DIP	—	Debtor-in-possession
DOP	—	Dominican Peso
EUR	—	Euro
GBP	—	British Pound
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate
At August 31, 2026, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
EUR	1,522,083	USD	1,745,020	BNP Paribas SA	10/16/26	$26,116
GBP	64,775	USD	86,768	Citibank N.A.	10/16/26	1,009
GBP	743,847	USD	993,318	Citibank N.A.	10/16/26	14,668
EUR	115,005	USD	132,167	Goldman Sachs Group Inc.	10/16/26	1,656
Net unrealized appreciation on open forward foreign currency contracts						$43,449

Abbreviation(s) used in this table:
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset High Yield Opportunity Fund Inc. 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset High Yield Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on July 20, 2010, and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide high income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in a portfolio of high-yield corporate fixed income securities with varying maturities. Corporate securities include those securities that are issued or originated by U.S. or foreign public or private corporations and other business entities.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other

Western Asset High Yield Opportunity Fund Inc. 2026 Quarterly Report

relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$11,041,709	$0 *	$11,041,709
Other Corporate Bonds & Notes	—	116,496,256	—	116,496,256
Senior Loans:
Industrials	—	129,240	672,751	801,991
Information Technology	—	2,417,209	803,271	3,220,480
Materials	—	359,572	0 *	359,572
Other Senior Loans	—	5,283,505	—	5,283,505
Sovereign Bonds	—	3,225,541	—	3,225,541
Preferred Stocks	$1,070,051	—	—	1,070,051
Collateralized Mortgage Obligations	—	382,064	—	382,064
Common Stocks:
Communication Services	—	215,544	—	215,544
Industrials	89	147	—	236
Information Technology	—	—	157,687	157,687
Materials	—	—	0 *	0*
Real Estate	195	127	—	322
Convertible Bonds & Notes	—	195,912	—	195,912
Rights	—	60,791	—	60,791
Warrants	—	514	—	514
Total Long-Term Investments	1,070,335	139,808,131	1,633,709	142,512,175
Short-Term Investments†	278,825	—	—	278,825
Total Investments	$1,349,160	$139,808,131	$1,633,709	$142,791,000
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$43,449	—	$43,449
Total	$1,349,160	$139,851,580	$1,633,709	$142,834,449

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset High Yield Opportunity Fund Inc. 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of May 31, 2026	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Financials	$0 *	—	—	$0 *	—
Senior Loans:
Consumer Discretionary	479,571	$657	—	48,169	—
Industrials	296,339	213,147	—	(270,388)	$252,906
Information Technology	344,681	32	$(241)	(5,146)	—
Materials	239,094	—	—	(249,315)	10,221
Common Stocks:
Information Technology	166,360	—	—	(8,673)	—
Materials	0 *	—	—	—	—
Total	$1,526,045	$213,836	$(241)	$(485,353)	$263,127

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3[3]	Balance as of August 31, 2026	Net change in unrealized appreciation (depreciation) for investments in securities still held at August 31, 2026[1]
Corporate Bonds & Notes:
Financials	—	—	—	$0 *	$0 *
Senior Loans:
Consumer Discretionary	—	—	$(528,397)	—	—
Industrials	$(43,954)	$224,701	—	672,751	(270,388)
Information Technology	(52,063)	842,442	(326,434)	803,271	(3,593)
Materials	—	—	—	0 *	(249,315)
Common Stocks:
Information Technology	—	—	—	157,687	(8,673)
Materials	—	—	—	0 *	—
Total	$(96,017)	$1,067,143	$(854,831)	$1,633,709	$(531,969)

*	Amount represents less than $1.
[1]
Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]
Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs in the valuation obtained from independent third party pricing services or broker/dealer quotations.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2026. The following transactions were effected

Western Asset High Yield Opportunity Fund Inc. 2026 Quarterly Report

in such company for the period ended August 31, 2026.

	Affiliate Value at May 31, 2026	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$1,766,088	$7,767,157	7,767,157	$9,254,420	9,254,420

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$9,687	—	$278,825
3. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 8/31/2026	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	14,655	3/25	$178,401	$147	$0.01	0.00%(a)
Spirit Airlines LLC, Warrants	16,644	3/25	202,613	166 (b)	0.01	0.00 (a)
Total			$381,014	$313		0.00%(a)

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

Western Asset High Yield Opportunity Fund Inc. 2026 Quarterly Report